Borrowings	6 Months Ended
Sep. 30, 2023
Borrowings [Abstract]
BORROWINGS

NOTE 12 — BORROWINGS

Borrowings consist of the following:

Borrowings

	As at September 30, 2023			As at March 31, 2023
	(In US$)			(In US$)
	Current	Non current	Total	Current	Non current	Total
Particulars
Vehicles Loans from Financial Institutions	14,525	-	14,525	10,946	10,185	21,131
Total secured borrowings	14,525	-	14,525	10,946	10,185	21,131

Unsecured
0% Senior Convertible Debt	2,089,864	-	2,089,864	3,333,334		3,333,334
Series A preferred convertible security (refer to Note 22)	1,004,705		1,004,705
Loan from the Related Parties	13,326		1,304	1,304		1,304
Loan from Directors	1,637,125		1,637,125	532,960		532,960
Loan from Others			12,022	10,587		10,587
	4,745,020	-	4,745,020	3,878,185	-	3,878,185
Total borrowings	4,759,545	-	4,759,545	3,889,131	10,185	3,899,316

Loan from directors and relatives are interest free and is repayable on demand.